Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198
Total minimum lease payments	¥ 102,783